Inventories and Contracts in Progress	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories and Contracts in Progress
INVENTORIES & CONTRACTS IN PROGRESS

(dollars in millions)	2017	2016
Raw materials	$2,038	$2,040
Work-in-process	3,366	2,787
Finished goods	3,845	3,305
Contracts in progress	10,205	9,395
	19,454	17,527
Less:
Progress payments, secured by lien, on U.S. Government contracts	(236)	(130)
Billings on contracts in progress	(9,337)	(8,693)
	$9,881	$8,704

Raw materials, work-in-process and finished goods are net of valuation reserves of $1,107 million and $877 million as of December 31, 2017 and 2016, respectively. Contracts in progress principally relate to elevator and escalator contracts and include costs of manufactured components, accumulated installation costs and estimated earnings on incomplete contracts.
Inventories also include capitalized contract development costs related to certain aerospace programs at UTC Aerospace Systems. As of December 31, 2017 and 2016, these capitalized costs were $127 million and $140 million, respectively, which will be liquidated as production units are delivered to customers. Within commercial aerospace, inventory costs attributable to new engine offerings are recognized based on the average cost per unit expected over the life of each contract using the units-of-delivery method of percentage of completion accounting. Under this method, costs of initial engine deliveries in excess of the projected contract per unit average cost are capitalized, and these capitalized amounts are subsequently expensed as additional engine deliveries occur for engines with costs below the projected contract per unit average cost over the life of the contract. As of December 31, 2017 and 2016, inventory included $438 million and $233 million, respectively, of such capitalized amounts. See Note 1 for further discussion regarding the impact from the adoption of the New Revenue Standard effective January 1, 2018.
Our sales contracts in many cases are long-term contracts expected to be performed over periods exceeding 12 months. At December 31, 2017 and 2016, approximately 63% and 68% respectively, of total inventories and contracts in progress have been acquired or manufactured under such long-term contracts, with approximately 38% and 41% scheduled for delivery within the succeeding 12 months for 2017 and 2016, respectively.